Annual Total Returns - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO - Select Consumer Staples Portfolio - Select Consumer Staples Portfolio
Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	14.91%
Annual Return 2015	1.90%
Annual Return 2016	3.07%
Annual Return 2017	12.06%
Annual Return 2018	(15.82%)
Annual Return 2019	31.77%
Annual Return 2020	11.57%
Annual Return 2021	14.50%
Annual Return 2022	(0.44%)
Annual Return 2023	2.99%